Trade and other liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Trade and Other Liabilities

All figures in £ millions	2025	2024

Current

Trade payables	281	273

Sales return liability	19	27

Deferred income	328	329

Interest payable	13	12

Accruals and other liabilities	402	413

	1,043	1,054

Non-current

Deferred income	61	62

Accruals and other liabilities	15	21

	76	83